Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Total debt as of December 31 consisted of the following:

(In millions)	December 31, 2012 (1)	December 31, 2011 (1)
7.500% debentures due 2015	$50.0	$50.0
Senior secured term loan due 2017	294.5	297.0
7.375% senior notes due 2020	360.0	360.0
Other debt	2.4	—
Total debt	$706.9	$707.0
Less short-term and current portion of long-term debt	3.8	3.0
Total long-term debt, net of current portion	$703.1	$704.0

(1) Book values include unamortized discounts, where applicable.

Schedule of Maturities of Long-term Debt
Aggregate maturities of debt for the next five years and thereafter are as follows:

(In millions)
2013	$3.8
2014	3.0
2015	53.0
2016	3.0
2017	285.0
Thereafter	361.6
Aggregate maturities	709.4
Less: unamortized discounts	(2.5)
Total debt	$706.9